Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Averge Useful Life
Weighted average amortization period	9 years 5 months 24 days
Amortization Expense
Amortization expense for the Company's intangibles	$ 6.2	$ 6.1	$ 6.0
Estimated Amortization Expense
Estimated future amortization expense, 2013	5.8
Estimated future amortization expense, 2014	4.6
Estimated future amortization expense, 2015	4.5
Estimated future amortization expense, 2016	4.5
Estimated future amortization expense, 2017	$ 0.5